PIONEER VARIABLE CONTRACTS TRUST

Pioneer Strategic Income VCT Portfolio — Class I and II Shares

Schedule of Investments

September 30, 2021

Schedule of Investments I 9/30/21 (unaudited)

Shares			Value
		UNAFFILIATED ISSUERS - 115.1%
		COMMON STOCKS - 0.0%† of Net Assets
		Auto Components - 0.0%†
22		Lear Corp.	$3,443
		Total Auto Components	$3,443
		Household Durables - 0.0%†
15,463	(a)	Desarrolladora Homex SAB de CV	$52
		Total Household Durables	$52
		Paper & Forest Products - 0.0%†
1,032		Emerald Plantation Holdings, Ltd.	$12
		Total Paper & Forest Products	$12
		TOTAL COMMON STOCKS
		(Cost $8,087)	$3,507
		CONVERTIBLE PREFERRED STOCK - 2.0% of Net Assets
		Banks - 2.0%
571	(b)	Wells Fargo & Co., 7.5%	$846,222
		Total Banks	$846,222
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $771,225)	$846,222
Principal Amount USD ($)
		ASSET BACKED SECURITIES - 4.8% of Net Assets
100,000	(c)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 2.285% (1 Month USD LIBOR + 220 bps), 8/15/34 (144A)	$99,938
96,777		Conn's Receivables Funding LLC, Series 2019-B, Class C, 4.6%, 6/17/24 (144A)	97,100
21,556	(d)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	21,934
110,129		Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	119,202
95,195		Finance of America Structured Securities Trust, Series 2021-JR1, Class JR2, 0.0%, 4/25/51 (144A)	95,083
29,100		Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	30,906
37,030		Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	15,834
100,000	(c)	KREF, Ltd., Series 2021-FL2, Class C, 2.084% (1 Month USD LIBOR + 200 bps), 2/15/39 (144A)	100,000
100,000	(c)	KREF, Ltd., Series 2021-FL2, Class E, 2.934% (1 Month USD LIBOR + 285 bps), 2/15/39 (144A)	100,000
100,000		Republic Finance Issuance Trust, Series 2019-A, Class B, 3.93%, 11/22/27 (144A)	101,734
204	(e)	Sequoia Mortgage Trust, Series 2021-3, Class B1, 2.664%, 5/25/51 (144A)	203
100,000		Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	99,393
100,000	(e)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.384%, 11/25/60 (144A)	103,172
125,000	(e)	Towd Point Mortgage Trust, Series 2016-4, Class B1, 3.826%, 7/25/56 (144A)	135,056
150,000	(e)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 3.799%, 10/25/56 (144A)	158,887
100,000	(e)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.799%, 10/25/56 (144A)	103,972
100,000	(e)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 3.873%, 7/25/57 (144A)	104,277
150,000	(e)	Towd Point Mortgage Trust, Series 2017-3, Class M2, 3.75%, 7/25/57 (144A)	157,910
175,000	(e)	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.427%, 6/25/57 (144A)	184,828
100,000	(e)	Towd Point Mortgage Trust, Series 2018-3, Class M1, 3.875%, 5/25/58 (144A)	106,141
150,000	(e)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	155,537
		TOTAL ASSET BACKED SECURITIES
		(Cost $2,045,982)	$2,091,107
		COLLATERALIZED MORTGAGE OBLIGATIONS - 10.9% of Net Assets
85,000	(e)	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class B1, 4.0%, 5/28/69 (144A)	$88,855
150,000	(c)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 3.2% (SOFR30A + 315 bps), 9/25/31 (144A)	150,395
100,000	(e)	Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/61 (144A)	98,082
100,000		Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	103,425
100,000	(e)	CIM Trust, Series 2019-R5, Class M3, 3.5%, 9/25/59 (144A)	104,245
98,825	(e)	CIM Trust, Series 2021-J2, Class B3, 2.681%, 4/25/51 (144A)	93,308
99,808	(e)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.993%, 5/25/51 (144A)	101,484
30,000	(c)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 3.736% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	31,265
50,000	(c)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 3.736% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	52,390
150,000	(c)	Eagle Re, Ltd., Series 2019-1, Class B1, 4.586% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	154,558
150,000	(c)	Eagle Re, Ltd., Series 2020-2, Class B1, 7.086% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	153,933
40,000	(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1B1, 3.836% (1 Month USD LIBOR + 375 bps), 10/25/30	41,722
71,547	(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 2.086% (1 Month USD LIBOR + 200 bps), 3/25/31	72,256
114,796	(c)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4087, Class SB, 5.946% (1 Month USD LIBOR + 603 bps), 7/15/42	22,298
62,128	(c)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 6.466% (1 Month USD LIBOR + 655 bps), 8/15/42	12,942
2,142		Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	2,247
41,924	(c)(f)	Federal National Mortgage Association REMICS, Series 2012-14, Class SP, 6.464% (1 Month USD LIBOR + 655 bps), 8/25/41	5,587
28,096	(c)(f)	Federal National Mortgage Association REMICS, Series 2018-43, Class SM, 6.114% (1 Month USD LIBOR + 620 bps), 6/25/48	5,969
40,453	(c)(f)	Federal National Mortgage Association REMICS, Series 2019-33, Class S, 5.964% (1 Month USD LIBOR + 605 bps), 7/25/49	8,667

Schedule of Investments I 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
34,497	(c)(f)	Federal National Mortgage Association REMICS, Series 2019-41, Class PS, 5.964% (1 Month USD LIBOR + 605 bps), 8/25/49	$5,710
31,999	(c)(f)	Federal National Mortgage Association REMICS, Series 2019-41, Class SM, 5.964% (1 Month USD LIBOR + 605 bps), 8/25/49	6,348
65,588		Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 1.646%, 12/26/68 (144A)	70,941
97,671	(e)	Flagstar Mortgage Trust, Series 2021-3INV, Class A2, 2.5%, 6/25/51 (144A)	99,148
30,000	(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class B1, 2.586% (1 Month USD LIBOR + 250 bps), 2/25/50 (144A)	30,073
80,000	(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.186% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	83,578
70,000	(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.086% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	74,396
40,000	(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B2, 10.086% (1 Month USD LIBOR + 1,000 bps), 8/25/50 (144A)	49,993
40,000	(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B2, 11.55% (SOFR30A + 1,150 bps), 10/25/50 (144A)	52,773
50,000	(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B1, 3.05% (SOFR30A + 300 bps), 12/25/50 (144A)	50,626
50,000	(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.7% (SOFR30A + 565 bps), 12/25/50 (144A)	54,237
41,053	(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.186% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	41,650
30,000	(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA3, Class B2, 10.086% (1 Month USD LIBOR + 1,000 bps), 7/25/50 (144A)	37,425
55,000	(c)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 2.7% (SOFR30A + 265 bps), 1/25/51 (144A)	55,263
70,000	(c)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.8% (SOFR30A + 475 bps), 1/25/51 (144A)	71,569
80,000	(c)	Freddie Mac Stacr Remic Trust, Series 2021-DNA5, Class B1, 3.1% (SOFR30A + 305 bps), 1/25/34 (144A)	81,704
70,000	(c)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.05% (SOFR30A + 500 bps), 8/25/33 (144A)	72,137
150,000	(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1, 4.336% (1 Month USD LIBOR + 425 bps), 10/25/48 (144A)	156,731
100,000	(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 2.386% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	101,345
72,392	(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 2.436% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	73,187
60,000	(c)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 4.136% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	62,543
70,000	(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 4.05% (SOFR30A + 400 bps), 11/25/50 (144A)	73,544
80,000	(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.45% (SOFR30A + 740 bps), 11/25/50 (144A)	95,071
45,000	(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, 3.45% (SOFR30A + 340 bps), 8/25/33 (144A)	46,636
16,473		Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	18,399
3,319		Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	3,372
103,027	(c)(f)	Government National Mortgage Association, Series 2019-90, Class SA, 3.213% (1 Month USD LIBOR + 330 bps), 7/20/49	7,971
166,665	(f)	Government National Mortgage Association, Series 2019-110, Class PI, 3.5%, 9/20/49	13,553
239,423	(c)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 3.333% (1 Month USD LIBOR + 342 bps), 9/20/49	18,029
237,992	(c)(f)	Government National Mortgage Association, Series 2019-121, Class SA, 3.263% (1 Month USD LIBOR + 335 bps), 10/20/49	19,679
350,718	(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.5%, 10/20/49	45,697
410,398	(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.5%, 10/20/49	33,930
161,625	(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	21,604
196,123	(c)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 3.263% (1 Month USD LIBOR + 335 bps), 1/20/50	15,009
100,000	(c)	Home Partners of America Trust, Series 2017-1, Class D, 1.984% (1 Month USD LIBOR + 190 bps), 7/17/34 (144A)	99,918
97,258	(e)	JP Morgan Mortgage Trust, Series 2020-LTV1, Class B4, 4.353%, 6/25/50 (144A)	100,653
99,248	(e)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.82%, 11/25/51 (144A)	97,720
149,158	(e)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.869%, 12/25/51 (144A)	147,367
100,000		JP Morgan Mortgage Trust, Series 2021-12, Class A3, 2.5%, 2/25/52 (144A)	100,930
99,229	(e)	JP Mortgage Trust, Series 2021-INV1, Class B3, 3.011%, 10/25/51 (144A)	98,889
85,051	(c)	JPMorgan Chase Bank NA - JPMWM, Series 2021-CL1, Class M3, 1.85% (SOFR30A + 180 bps), 3/25/51 (144A)	85,476
100,000	(e)	MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/60 (144A)	99,068
65,116	(e)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)	67,458
98,891	(e)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 2.735%, 5/25/51 (144A)	97,466
99,321	(e)	Provident Funding Mortgage Trust, Series 2021-INV1, Class A1, 2.5%, 8/25/51 (144A)	101,194
100,000		Provident Funding Mortgage Trust, Series 2021-J1, Class B3. 0.0%, 9/1/51 (144A)	97,297
99,353	(e)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.717%, 7/25/51 (144A)	98,411
100,000	(e)	RCKT Mortgage Trust, Series 2021-4, Class A21, 2.5%, 9/25/51 (144A)	99,930

Schedule of Investments I 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
98,573	(e)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	$100,486
110,000	(c)	Traingle Re, Ltd., Series 2021-1, Class M2, 3.986% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	110,261
100,000		ZH Trust, Series 2021-2, Class B, 3.506%, 10/17/27 (144A)	100,000
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $5,011,051)	$4,750,023
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.8% of Net Assets
25,000	(c)	BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class E, 3.85% (1 Month USD LIBOR + 375 bps), 9/15/38 (144A)	$25,000
40,000		Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	44,995
100,000	(e)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.389%, 9/15/48 (144A)	103,374
100,000	(c)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 2.5% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	100,125
40,000		CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	42,921
99,275	(c)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 2.434% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	97,161
150,000		Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	164,418
65,000	(c)	CLNY Trust, Series 2019-IKPR, Class E, 2.805% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	64,877
98,299	(c)	Cold Storage Trust, Series 2020-ICE5, Class D, 2.184% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)	98,457
100,000	(e)	COMM Mortgage Trust, Series 2015-CR24, Class D, 3.463%, 8/10/48	93,031
75,000	(e)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	79,712
100,000	(e)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.404%, 4/15/50	95,784
25,000	(e)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.713%, 11/15/48	25,161
100,000	(e)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095%, 12/10/36 (144A)	104,267
30,000	(e)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.173%, 7/25/27 (144A)	33,106
49,000	(e)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.916%, 12/25/26 (144A)	50,946
50,000	(e)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.2%, 7/25/27 (144A)	52,640
75,000	(e)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.939%, 12/25/27 (144A)	76,827
25,000	(e)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.221%, 10/25/31 (144A)	26,670
75,000	(e)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.526%, 2/25/52 (144A)	83,057
82,196	(e)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	71,189
50,000	(e)	FREMF Mortgage Trust, Series 2020-K106, Class B, 3.707%, 3/25/53 (144A)	53,466
50,000	(e)	FREMF Trust, Series 2018-KW04, Class B, 4.045%, 9/25/28 (144A)	51,950
100,000	(c)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 2.584% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	97,385
100,000	(c)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.084% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	91,620
50,000		JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (144A)	52,477
100,000	(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.684% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	98,369
100,000	(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.99%, 12/5/38 (144A)	91,819
50,000		Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	52,428
100,000		Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	105,596
15,000		Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	14,299
100,000	(e)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	111,747
100,000	(c)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 3.336% (1 Month USD LIBOR + 325 bps), 10/15/49 (144A)	100,923
65,000		Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	60,662
100,000	(e)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.538%, 2/25/52 (144A)	103,192
100,000		SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	96,828
125,000		SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	114,722
100,000	(e)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	98,725
1,000,000	(e)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.441%, 3/15/51	22,915
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $2,908,833)	$2,952,841
		CONVERTIBLE CORPORATE BONDS - 0.8% of Net Assets
		Airlines - 0.1%
51,000		Spirit Airlines, Inc., 1.0%, 5/15/26	$47,783
		Total Airlines	$47,783
		Biotechnology - 0.1%
35,000		Insmed, Inc., 1.75%, 1/15/25	$36,208
		Total Biotechnology	$36,208
		Entertainment - 0.3%
122,000	(g)	DraftKings, Inc., 3/15/28 (144A)	$107,421
15,000		IMAX Corp., 0.5%, 4/1/26 (144A)	14,652
		Total Entertainment	$122,073
		Leisure Time - 0.1%
77,000	(g)	Peloton Interactive, Inc., 2/15/26 (144A)	$67,782
		Total Leisure Time	$67,782
		Pharmaceuticals - 0.1%
75,000		Tricida, Inc., 3.5%, 5/15/27	$33,075
		Total Pharmaceuticals	$33,075

Schedule of Investments I 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		Software - 0.1%
22,000		Bentley Systems, Inc., 0.375%, 7/1/27 (144A)	$22,169
47,000		Verint Systems, Inc., 0.25%, 4/15/26 (144A)	45,403
		Total Software	$67,572
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $413,512)	$374,493
		CORPORATE BONDS - 30.6% of Net Assets
		Advertising - 0.2%
90,000		Midas OpCo Holdings LLC, 5.625%, 8/15/29 (144A)	$93,128
		Total Advertising	$93,128
		Aerospace & Defense - 1.0%
237,000		Boeing Co., 3.75%, 2/1/50	$240,084
85,000		Boeing Co., 5.805%, 5/1/50	112,899
103,000		Howmet Aerospace, Inc., 3.0%, 1/15/29	103,644
		Total Aerospace & Defense	$456,627
		Airlines - 1.5%
20,000		Air Canada, 3.875%, 8/15/26 (144A)	$20,169
122,574		Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8%, 8/15/27 (144A)	136,442
20,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.5%, 4/20/26 (144A)	21,025
20,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	21,551
42,515		British Airways 2019-1 Class A Pass Through Trust, 3.35%, 6/15/29 (144A)	42,631
52,418		British Airways 2019-1 Class AA Pass Through Trust, 3.3%, 12/15/32 (144A)	53,088
17,503		British Airways 2020-1 Class A Pass Through Trust, 4.25%, 11/15/32 (144A)	18,859
26,210		British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	30,766
110,000		Gol Finance SA, 8.0%, 6/30/26 (144A)	110,389
52,586		JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	52,769
20,313		JetBlue 2020-1 Class A Pass Through Trust, 4.0%, 11/15/32	22,074
80,000		Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	86,972
10,000		United Airlines, Inc., 4.375%, 4/15/26 (144A)	10,262
10,000		United Airlines, Inc., 4.625%, 4/15/29 (144A)	10,335
		Total Airlines	$637,332
		Apparel - 0.1%
35,000		Wolverine World Wide, Inc., 4.0%, 8/15/29 (144A)	$35,350
		Total Apparel	$35,350
		Auto Manufacturers - 0.4%
135,000		Ford Motor Co., 4.346%, 12/8/26	$143,775
42,000		Ford Motor Co., 5.291%, 12/8/46	46,778
		Total Auto Manufacturers	$190,553
		Auto Parts & Equipment - 0.1%
40,000		Dana, Inc., 4.25%, 9/1/30	$41,138
		Total Auto Parts & Equipment	$41,138
		Banks - 3.0%
ARS 1,000,000(c)		Banco de la Ciudad de Buenos Aires, 38.15% (BADLARPP + 399 bps), 12/5/22	$7,931
25,000		Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	24,312
25,000		Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	25,500
KZT 49,000,000		International Finance Corp., 7.5%, 2/3/23	112,456
200,000		QNB Finansbank AS, 4.875%, 5/19/22 (144A)	203,088
EUR 283,675(b)(d)		Stichting AK Rabobank Certificaten, 19.436%	472,361
200,000	(b)(e)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	218,192
200,000	(e)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	242,266
		Total Banks	$1,306,106
		Biotechnology - 0.0%†
20,000		HCRX Investments Holdco LP, 4.5%, 8/1/29 (144A)	$20,100
		Total Biotechnology	$20,100
		Building Materials - 0.4%
55,000		Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$56,171
45,000		Patrick Industries, Inc., 4.75%, 5/1/29 (144A)	45,900
10,000		PGT Innovations, Inc., 4.375%, 10/1/29 (144A)	10,075
68,000		Standard Industries, Inc., 4.375%, 7/15/30 (144A)	69,360
5,000		Standard Industries, Inc., 5.0%, 2/15/27 (144A)	5,156
5,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	5,250
		Total Building Materials	$191,912
		Chemicals - 0.6%
28,000		NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	$29,471
89,000		Olin Corp., 5.0%, 2/1/30	94,117
10,000		Olin Corp., 5.625%, 8/1/29	10,994
50,000		Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	50,375
55,000		Tronox, Inc., 4.625%, 3/15/29 (144A)	54,725
		Total Chemicals	$239,682
		Commercial Services - 1.0%
45,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$47,578
45,000		Brink's Co., 5.5%, 7/15/25 (144A)	47,025
55,000		CoreLogic, Inc., 4.5%, 5/1/28 (144A)	54,656
35,000		Garda World Security Corp., 4.625%, 2/15/27 (144A)	35,000
39,000		Garda World Security Corp., 6.0%, 6/1/29 (144A)	37,932
24,000		Garda World Security Corp., 9.5%, 11/1/27 (144A)	25,887

Schedule of Investments I 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		Commercial Services - (continued)
20,000		HealthEquity, Inc., 4.5%, 10/1/29 (144A)	$20,353
15,000		Nielsen Finance LLC/Nielsen Finance Co., 4.5%, 7/15/29 (144A)	14,667
15,000		Nielsen Finance LLC/Nielsen Finance Co., 4.75%, 7/15/31 (144A)	14,591
35,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	37,862
104,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	107,513
		Total Commercial Services	$443,064
		Computers - 0.2%
40,000		KBR, Inc., 4.75%, 9/30/28 (144A)	$40,500
25,000		NCR Corp., 5.0%, 10/1/28 (144A)	25,545
10,000		NCR Corp., 5.25%, 10/1/30 (144A)	10,486
		Total Computers	$76,531
		Cosmetics/Personal Care - 0.1%
55,000		Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$58,087
		Total Cosmetics/Personal Care	$58,087
		Diversified Financial Services - 1.5%
70,000		Air Lease Corp., 3.125%, 12/1/30	$71,635
95,000		Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	101,650
155,702	(h)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK or 6.50% cash), 9/15/24 (144A)	152,977
30,000		Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	30,415
10,000		Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	10,437
55,000		OneMain Finance Corp., 3.5%, 1/15/27	54,869
130,000		OneMain Finance Corp., 4.0%, 9/15/30	129,350
116,000		United Wholesale Mortgage LLC, 5.5%, 4/15/29 (144A)	112,625
		Total Diversified Financial Services	$663,958
		Electric - 2.4%
226,000		Calpine Corp., 3.75%, 3/1/31 (144A)	$217,525
15,000		Calpine Corp., 4.625%, 2/1/29 (144A)	14,775
15,000		Calpine Corp., 5.0%, 2/1/31 (144A)	15,000
40,000		Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	40,100
10,000		Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	9,987
17,000		NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)	18,275
15,000		NRG Energy, Inc., 3.375%, 2/15/29 (144A)	14,804
20,000		NRG Energy, Inc., 3.625%, 2/15/31 (144A)	19,645
90,000		NRG Energy, Inc., 3.875%, 2/15/32 (144A)	88,650
200,000		NRG Energy, Inc., 4.45%, 6/15/29 (144A)	221,080
65,000		Southern California Edison Co., 4.875%, 3/1/49	77,596
28,000		Talen Energy Supply LLC, 6.625%, 1/15/28 (144A)	25,970
60,000		Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	56,250
150,000		Vistra Operations Co. LLC, 3.7%, 1/30/27 (144A)	158,115
75,000		Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	75,188
		Total Electric	$1,052,960
		Electrical Components & Equipment - 0.3%
EUR 100,000		Energizer Gamma Acquisition BV, 3.5%, 6/30/29 (144A)	$114,933
		Total Electrical Components & Equipment	$114,933
		Electronics - 0.2%
25,000		Atkore, Inc., 4.25%, 6/1/31 (144A)	$25,750
25,000		Sensata Technologies BV, 4.0%, 4/15/29 (144A)	25,449
20,000		Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	20,137
		Total Electronics	$71,336
		Energy-Alternate Sources - 0.6%
42,142		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$49,443
200,000		Atlantica Sustainable Infrastructure Plc, 4.125%, 6/15/28 (144A)	206,700
19,000		TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)	19,908
		Total Energy-Alternate Sources	$276,051
		Engineering & Construction - 0.5%
20,000		Arcosa, Inc., 4.375%, 4/15/29 (144A)	$20,250
75,000		Artera Services LLC, 9.033%, 12/4/25 (144A)	81,375
59,000		Dycom Industries, Inc., 4.5%, 4/15/29 (144A)	59,351
40,000		TopBuild Corp., 4.125%, 2/15/32 (144A)	40,400
		Total Engineering & Construction	$201,376
		Entertainment - 0.7%
20,000		Caesars Entertainment, Inc., 4.625%, 10/15/29 (144A)	$20,275
200,000		Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	203,932
15,000		Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	16,181
15,000		Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	16,854
31,000		Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	32,899
		Total Entertainment	$290,141
		Environmental Control - 0.2%
56,000		Covanta Holding Corp., 6.0%, 1/1/27	$58,051
18,000		Tervita Corp., 11.0%, 12/1/25 (144A)	20,430
		Total Environmental Control	$78,481
		Food - 0.6%
39,000		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	$43,377
200,000		Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	213,990

Schedule of Investments I 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		Food - (continued)
10,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29 (144A)	$10,075
		Total Food	$267,442
		Forest Products & Paper - 0.1%
22,000		Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$22,605
		Total Forest Products & Paper	$22,605
		Healthcare-Services - 0.1%
25,000		ModivCare Escrow Issuer, Inc., 5.0%, 10/1/29 (144A)	$25,914
31,000		US Renal Care, Inc., 10.625%, 7/15/27 (144A)	32,937
		Total Healthcare-Services	$58,851
		Home Builders - 0.1%
9,000		KB Home, 6.875%, 6/15/27	$10,755
8,000		M/I Homes, Inc., 3.95%, 2/15/30 (144A)	8,040
19,000		Meritage Homes Corp., 6.0%, 6/1/25	21,470
		Total Home Builders	$40,265
		Household Products/Wares - 0.1%
10,000		Central Garden & Pet Co., 4.125%, 10/15/30	$10,225
20,000		Central Garden & Pet Co., 4.125%, 4/30/31 (144A)	20,311
		Total Household Products/Wares	$30,536
		Insurance - 0.3%
120,000	(e)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	$136,483
		Total Insurance	$136,483
		Iron & Steel - 0.2%
20,000		Allegheny Technologies, Inc., 4.875%, 10/1/29	$20,075
10,000		Allegheny Technologies, Inc., 5.125%, 10/1/31	10,077
25,000		Cleveland-Cliffs, Inc., 4.875%, 3/1/31 (144A)	25,812
20,000		Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	21,325
6,000		Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	6,885
20,000		TMS International Corp., 6.25%, 4/15/29 (144A)	20,900
		Total Iron & Steel	$105,074
		Leisure Time - 0.4%
15,000		Carnival Corp., 7.625%, 3/1/26 (144A)	$16,012
10,000		NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	10,375
55,000		Royal Caribbean Cruises, Ltd., 5.5%, 4/1/28 (144A)	56,255
5,000		Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	4,981
94,000		VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	92,750
		Total Leisure Time	$180,373
		Lodging - 0.8%
15,000		Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32 (144A)	$14,775
40,000		Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29 (144A)	40,400
40,000		Hilton Domestic Operating Co., Inc., 4.0%, 5/1/31 (144A)	40,600
5,000		Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28 (144A)	5,385
30,000		Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.0%, 6/1/29 (144A)	30,600
180,000		Marriott International, Inc., 3.5%, 10/15/32	191,001
25,000		Marriott International, Inc., 4.625%, 6/15/30	28,534
		Total Lodging	$351,295
		Media - 1.1%
10,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 6/1/33 (144A)	$10,177
125,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	130,602
200,000		CSC Holdings LLC, 5.5%, 4/15/27 (144A)	207,794
19,000		Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	8,312
69,000		Gray Television, Inc., 7.0%, 5/15/27 (144A)	74,003
25,000		News Corp., 3.875%, 5/15/29 (144A)	25,688
20,000		Sinclair Television Group, Inc., 4.125%, 12/1/30 (144A)	19,550
		Total Media	$476,126
		Metal Fabricate/Hardware - 0.1%
30,000		Park-Ohio Industries, Inc., 6.625%, 4/15/27	$29,963
5,000		Roller Bearing Co. of America, Inc., 4.375%, 10/15/29 (144A)	5,125
		Total Metal Fabricate/Hardware	$35,088
		Mining - 1.1%
115,000		Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$110,406
92,000		FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	95,105
149,000		Freeport-McMoRan, Inc., 5.45%, 3/15/43	183,456
47,000		IAMGOLD Corp., 5.75%, 10/15/28 (144A)	46,295
23,000		Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	25,501
15,000		Novelis Corp., 3.25%, 11/15/26 (144A)	15,213
25,000		Novelis Corp., 3.875%, 8/15/31 (144A)	24,726
		Total Mining	$500,702
		Miscellaneous Manufacturers - 0.1%
14,000		Amsted Industries, Inc., 5.625%, 7/1/27 (144A)	$14,609
30,000		Hillenbrand, Inc., 3.75%, 3/1/31	29,781
		Total Miscellaneous Manufacturers	$44,390
		Multi-National - 1.0%
200,000		African Export-Import Bank, 3.994%, 9/21/29 (144A)	$211,163
IDR 1,997,800,000		European Bank for Reconstruction & Development, 6.45%, 12/13/22	142,683

Schedule of Investments I 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		Multi-National - (continued)
IDR 980,000,000		Inter-American Development Bank, 7.875%, 3/14/23	$71,642
		Total Multi-National	$425,488
		Oil & Gas - 2.2%
275,000		Cenovus Energy, Inc., 6.75%, 11/15/39	$373,510
20,000		EQT Corp., 3.125%, 5/15/26 (144A)	20,502
20,000		EQT Corp., 3.625%, 5/15/31 (144A)	20,840
10,000		EQT Corp., 5.0%, 1/15/29	11,260
30,000		Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)	30,825
5,000		MEG Energy Corp., 5.875%, 2/1/29 (144A)	5,113
17,000		MEG Energy Corp., 6.5%, 1/15/25 (144A)	17,493
30,000		MEG Energy Corp., 7.125%, 2/1/27 (144A)	31,494
90,000		Occidental Petroleum Corp., 4.4%, 4/15/46	89,621
42,000		Petroleos Mexicanos, 5.35%, 2/12/28	41,491
25,000		Petroleos Mexicanos, 6.875%, 10/16/25 (144A)	27,375
25,000		Precision Drilling Corp., 6.875%, 1/15/29 (144A)	26,111
25,000		Precision Drilling Corp., 7.125%, 1/15/26 (144A)	25,668
20,000		Rockcliff Energy II LLC, 5.5%, 10/15/29 (144A)	20,300
22,000		Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	22,550
40,000		Southwestern Energy Co., 5.375%, 2/1/29 (144A)	42,792
130,000		Southwestern Energy Co., 5.375%, 3/15/30	140,343
30,000		YPF SA, 6.95%, 7/21/27 (144A)	22,125
ARS 175,000		YPF SA, 16.5%, 5/9/22 (144A)	1,684
		Total Oil & Gas	$971,097
		Packaging & Containers - 0.3%
65,000		Greif, Inc., 6.5%, 3/1/27 (144A)	$68,015
60,000		TriMas Corp., 4.125%, 4/15/29 (144A)	61,350
		Total Packaging & Containers	$129,365
		Pharmaceuticals - 1.0%
25,000		AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$25,013
7,000		Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	7,507
15,000		Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)	14,231
29,983		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	35,386
47,681		CVS Pass-Through Trust, 6.036%, 12/10/28	55,633
16,423		CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	21,355
35,000		Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29 (144A)	35,000
15,000		Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29 (144A)	15,000
31,000		Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	31,581
224,000		Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	214,760
		Total Pharmaceuticals	$455,466
		Pipelines - 2.3%
16,000		DCP Midstream Operating LP, 5.6%, 4/1/44	$18,640
30,000		Enable Midstream Partners LP, 4.15%, 9/15/29	32,488
35,000		Energy Transfer LP, 6.0%, 6/15/48	44,325
19,000		Energy Transfer LP, 6.1%, 2/15/42	23,500
10,000		Energy Transfer LP, 6.125%, 12/15/45	12,700
21,000		Energy Transfer LP, 6.5%, 2/1/42	27,237
15,000	(b)(e)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	14,587
313,000	(b)(e)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	325,911
4,000		EnLink Midstream LLC, 5.375%, 6/1/29	4,222
9,000		EnLink Midstream Partners LP, 5.05%, 4/1/45	8,212
135,000		EnLink Midstream Partners LP, 5.45%, 6/1/47	130,253
34,000		EnLink Midstream Partners LP, 5.6%, 4/1/44	32,470
25,000		Hess Midstream Operations LP, 4.25%, 2/15/30 (144A)	25,326
30,000		Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	31,336
38,000		Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	40,812
38,000		Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	45,189
15,000		Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	15,451
25,000		Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31 (144A)	26,063
95,000		Williams Cos., Inc., 7.5%, 1/15/31	131,982
		Total Pipelines	$990,704
		Real Estate - 0.1%
60,000		Kennedy-Wilson, Inc., 4.75%, 2/1/30	$61,050
		Total Real Estate	$61,050
		REITs - 1.7%
65,000		Corporate Office Properties LP, 2.75%, 4/15/31	$65,585
75,000		HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	76,125
120,000		iStar, Inc., 4.25%, 8/1/25	124,648
30,000		iStar, Inc., 4.75%, 10/1/24	31,725
20,000		iStar, Inc., 5.5%, 2/15/26	20,900
65,000		MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	66,300
86,000		MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	92,278
150,000		SBA Tower Trust, 3.869%, 10/8/24 (144A)	156,671
73,000		Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	77,132
30,000		Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.5%, 2/15/29 (144A)	30,860
		Total REITs	$742,224

Schedule of Investments I 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		Retail - 0.5%
15,000		Asbury Automotive Group, Inc., 4.5%, 3/1/28	$15,422
15,000		Asbury Automotive Group, Inc., 4.75%, 3/1/30	15,656
30,000		Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	29,812
10,000		Gap, Inc., 3.625%, 10/1/29 (144A)	10,013
10,000		Gap, Inc., 3.875%, 10/1/31 (144A)	10,013
35,000		LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	35,912
90,000		Penske Automotive Group, Inc., 3.75%, 6/15/29	90,429
5,000		SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	5,150
		Total Retail	$212,407
		Telecommunications - 1.1%
50,000		CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	$47,558
165,000		Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	159,469
41,000		Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	42,181
45,000		LogMeIn, Inc., 5.5%, 9/1/27 (144A)	45,838
25,000		Lumen Technologies, Inc., 4.0%, 2/15/27 (144A)	25,545
45,000		Lumen Technologies, Inc., 4.5%, 1/15/29 (144A)	43,604
11,700		Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	12,812
55,000		Plantronics, Inc., 4.75%, 3/1/29 (144A)	51,498
35,000		Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	36,556
		Total Telecommunications	$465,061
		Transportation - 0.3%
45,000		Seaspan Corp., 5.5%, 8/1/29 (144A)	$45,910
60,000		Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	67,199
		Total Transportation	$113,109
		TOTAL CORPORATE BONDS
		(Cost $12,772,438)	$13,354,047
		FOREIGN GOVERNMENT BONDS - 6.5% of Net Assets
		Argentina - 0.6%
6,500		Argentine Republic Government International Bond, 1.0%, 7/9/29	$2,486
145,500	(d)	Argentine Republic Government International Bond, 1.125%, 7/9/35	47,289
250,000		Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)	228,752
		Total Argentina	$278,527
		Egypt - 0.3%
EGP 1,754,000		Egypt Government Bond, 15.7%, 11/7/27	$116,623
		Total Egypt	$116,623
		Guatemala - 0.2%
70,000		Republic of Guatemala, 3.7%, 10/7/33 (144A)	$68,340
		Total Guatemala	$68,340
		Indonesia - 0.3%
IDR 1,784,000,000		Indonesia Treasury Bond, 6.125%, 5/15/28	$127,139
		Total Indonesia	$127,139
		Ivory Coast - 0.5%
EUR 100,000		Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$112,669
EUR 100,000		Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	120,727
		Total Ivory Coast	$233,396
		Mexico - 0.8%
MXN 5,490,000		Mexican Bonos, 8.5%, 5/31/29	$284,647
MXN 1,546,194		Mexican Udibonos, 2.0%, 6/9/22	75,133
		Total Mexico	$359,780
		Qatar - 0.5%
200,000		Qatar Government International Bond, 3.4%, 4/16/25 (144A)	$215,500
		Total Qatar	$215,500
		Serbia - 0.3%
EUR 100,000		Serbia International Bond, 2.05%, 9/23/36 (144A)	$108,609
		Total Serbia	$108,609
		United States - 3.0%
1,309,300		U.S. Treasury Bond, 0.25%, 9/30/23	$1,308,226
		Total United States	$1,308,226
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $2,913,291)	$2,816,140
Face Amount USD ($)			Value
		INSURANCE-LINKED SECURITIES - 0.0%† of Net Assets#
		Reinsurance Sidecars - 0.0%†
		Multiperil - Worldwide - 0.0%†
40,000+(a)(i)		Lorenz Re 2018, 7/1/22	$306
20,578+(a)(i)		Lorenz Re 2019, 6/30/22	1,601
			$1,907
		Total Reinsurance Sidecars	$1,907
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $14,134)	$1,907

Schedule of Investments I 9/30/21 (unaudited) (continued)

Principal Amount USD ($)		Value
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.0% of Net Assets*(c)
	Aerospace & Defense - 0.1%
30,000	Grupo Aeromexico, SAB de CV, DIP Tranche 1 Term Loan, 9.0% (LIBOR + 800 bps), 12/30/21	$30,225
	Total Aerospace & Defense	$30,225
	Airlines - 0.0%†
8,324	Grupo Aeromexico, SAB de CV, DIP Tranche 2 Term Loan, 0.0% (15.5% PIK 0.00% Cash), 12/30/21	$8,542
	Total Airlines	$8,542
	Broadcasting & Entertainment - 0.1%
39,047	Sinclair Television Group, Inc., Tranche B Term Loan, 2.34% (LIBOR + 225 bps), 1/3/24	$38,726
	Total Broadcasting & Entertainment	$38,726
	Computers & Electronics - 0.0%†
12,297	Energy Acquisition LP, First Lien Initial Term Loan, 4.349% (LIBOR + 425 bps), 6/26/25	$12,233
	Total Computers & Electronics	$12,233
	Finance - 0.3%
110,000	Bank of Industry, Ltd., 6.119% (LIBOR + 600 bps), 12/11/23	$109,197
	Total Finance	$109,197
	Healthcare, Education & Childcare - 0.1%
35,467	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	$35,183
	Total Healthcare, Education & Childcare	$35,183
	Hotel, Gaming & Leisure - 0.2%
69,960	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 1.837% (LIBOR + 175 bps), 11/19/26	$69,154
	Total Hotel, Gaming & Leisure	$69,154
	Insurance - 0.2%
96,000	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.132% (LIBOR + 300 bps), 5/16/24	$95,486
	Total Insurance	$95,486
	Leisure & Entertainment - 0.0%†
15,560	Fitness International LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25	$14,507
	Total Leisure & Entertainment	$14,507
	Retail - 0.0%†
14,663	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.626% (LIBOR + 450 bps), 9/12/24	$14,307
	Total Retail	$14,307
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $425,676)	$427,560
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 51.7% of Net Assets
2,600,000	Fannie Mae, 2.5%, 10/1/51 (TBA)	$2,679,219
18,884	Fannie Mae, 3.0%, 10/1/30	20,030
40,659	Fannie Mae, 3.0%, 5/1/43	43,375
1,213	Fannie Mae, 3.0%, 5/1/46	1,295
1,192	Fannie Mae, 3.0%, 10/1/46	1,267
480	Fannie Mae, 3.0%, 1/1/47	511
3,512	Fannie Mae, 3.0%, 7/1/49	3,777
800,000	Fannie Mae, 3.0%, 10/1/51 (TBA)	836,750
26,923	Fannie Mae, 3.5%, 6/1/45	28,978
44,521	Fannie Mae, 3.5%, 9/1/45	48,723
8,496	Fannie Mae, 3.5%, 10/1/46	9,144
28,813	Fannie Mae, 3.5%, 1/1/47	30,759
50,511	Fannie Mae, 3.5%, 1/1/47	54,417
1,200,000	Fannie Mae, 3.5%, 10/1/51 (TBA)	1,269,633
36,268	Fannie Mae, 4.0%, 10/1/40	40,853
5,220	Fannie Mae, 4.0%, 12/1/40	5,880
16,075	Fannie Mae, 4.0%, 11/1/43	17,885
24,992	Fannie Mae, 4.0%, 11/1/43	27,641
14,780	Fannie Mae, 4.0%, 4/1/47	16,201
17,051	Fannie Mae, 4.0%, 4/1/47	18,562
8,201	Fannie Mae, 4.0%, 6/1/47	8,940
11,448	Fannie Mae, 4.0%, 7/1/47	12,485
1,200,000	Fannie Mae, 4.0%, 10/1/51 (TBA)	1,285,688
30,211	Fannie Mae, 4.5%, 11/1/40	33,745
16,241	Fannie Mae, 4.5%, 5/1/41	18,167
39,874	Fannie Mae, 4.5%, 6/1/44	44,535
83,166	Fannie Mae, 4.5%, 5/1/49	91,337
117,826	Fannie Mae, 4.5%, 4/1/50	128,818
1,600,000	Fannie Mae, 4.5%, 10/1/51 (TBA)	1,730,250
16,154	Fannie Mae, 5.0%, 4/1/30	17,919
13,739	Fannie Mae, 5.0%, 1/1/39	15,490
3,257	Fannie Mae, 5.0%, 6/1/40	3,727
89	Fannie Mae, 6.0%, 3/1/32	105
14,436	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	15,234
10,575	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	11,220
31,432	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	33,936
35,882	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	37,972
1,578	Federal Home Loan Mortgage Corp., 3.0%, 11/1/47	1,699
29,531	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	31,915
34,161	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	37,541

Schedule of Investments I 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
9,157		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	$10,003
12,831		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	14,045
24,173		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	26,315
131		Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	149
581		Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	639
3,025		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	3,460
12,965		Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	14,841
6,553		Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	7,631
600,000		Government National Mortgage Association, 2.5%, 10/1/51 (TBA)	619,031
400,000		Government National Mortgage Association, 3.0%, 10/1/51 (TBA)	417,750
4,259		Government National Mortgage Association I, 3.5%, 10/15/42	4,548
1,889		Government National Mortgage Association I, 4.0%, 12/15/41	2,041
98,582		Government National Mortgage Association I, 4.0%, 4/15/42	106,859
55,221		Government National Mortgage Association I, 4.0%, 8/15/43	62,687
4,206		Government National Mortgage Association I, 4.0%, 3/15/44	4,672
10,278		Government National Mortgage Association I, 4.0%, 9/15/44	11,412
9,451		Government National Mortgage Association I, 4.0%, 4/15/45	10,370
19,938		Government National Mortgage Association I, 4.0%, 6/15/45	22,014
3,350		Government National Mortgage Association I, 4.5%, 9/15/33	3,790
6,455		Government National Mortgage Association I, 4.5%, 4/15/35	7,299
12,975		Government National Mortgage Association I, 4.5%, 1/15/40	14,842
34,902		Government National Mortgage Association I, 4.5%, 3/15/40	39,529
7,259		Government National Mortgage Association I, 4.5%, 9/15/40	8,216
10,411		Government National Mortgage Association I, 4.5%, 7/15/41	11,787
2,863		Government National Mortgage Association I, 5.0%, 4/15/35	3,340
2,441		Government National Mortgage Association I, 5.5%, 1/15/34	2,828
3,297		Government National Mortgage Association I, 5.5%, 4/15/34	3,820
974		Government National Mortgage Association I, 5.5%, 7/15/34	1,129
3,869		Government National Mortgage Association I, 5.5%, 6/15/35	4,315
374		Government National Mortgage Association I, 6.0%, 2/15/33	435
565		Government National Mortgage Association I, 6.0%, 3/15/33	635
641		Government National Mortgage Association I, 6.0%, 3/15/33	757
878		Government National Mortgage Association I, 6.0%, 6/15/33	1,022
777		Government National Mortgage Association I, 6.0%, 7/15/33	883
837		Government National Mortgage Association I, 6.0%, 7/15/33	968
143		Government National Mortgage Association I, 6.0%, 9/15/33	160
597		Government National Mortgage Association I, 6.0%, 9/15/33	668
792		Government National Mortgage Association I, 6.0%, 10/15/33	898
1,766		Government National Mortgage Association I, 6.0%, 8/15/34	1,979
269		Government National Mortgage Association I, 6.5%, 3/15/29	300
906		Government National Mortgage Association I, 6.5%, 1/15/30	1,012
181		Government National Mortgage Association I, 6.5%, 2/15/32	211
201		Government National Mortgage Association I, 6.5%, 3/15/32	235
335		Government National Mortgage Association I, 6.5%, 11/15/32	392
33		Government National Mortgage Association I, 7.0%, 3/15/31	34
5,799		Government National Mortgage Association II, 3.5%, 4/20/45	6,262
9,272		Government National Mortgage Association II, 3.5%, 4/20/45	10,008
12,079		Government National Mortgage Association II, 3.5%, 3/20/46	13,159
17,940		Government National Mortgage Association II, 4.0%, 9/20/44	19,587
24,804		Government National Mortgage Association II, 4.0%, 10/20/46	26,749
23,319		Government National Mortgage Association II, 4.0%, 1/20/47	24,977
13,758		Government National Mortgage Association II, 4.0%, 2/20/48	15,149
16,730		Government National Mortgage Association II, 4.0%, 4/20/48	18,416
5,972		Government National Mortgage Association II, 4.5%, 9/20/41	6,673
15,870		Government National Mortgage Association II, 4.5%, 9/20/44	17,245
7,023		Government National Mortgage Association II, 4.5%, 10/20/44	7,795
15,359		Government National Mortgage Association II, 4.5%, 11/20/44	17,049
1,814		Government National Mortgage Association II, 5.5%, 3/20/34	2,126
2,987		Government National Mortgage Association II, 6.0%, 11/20/33	3,499
4,000,000	(g)	U.S. Treasury Bills, 10/14/21	3,999,967
1,250,000	(g)	U.S. Treasury Bills, 11/23/21	1,249,940
1,250,000	(g)	U.S. Treasury Bills, 11/26/21	1,249,925
3,000,000	(g)	U.S. Treasury Bills, 12/2/21	2,999,845
423,901		U.S. Treasury Inflation Indexed Bonds, 0.125%, 1/15/31	464,723
42,363		U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	46,159
351,588		U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	393,834
189,311		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	249,863
402,502		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	536,601
975,000		U.S. Treasury Notes, 0.125%, 10/31/22	975,038
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $22,281,393)	$22,520,163

Schedule of Investments I 9/30/21 (unaudited) (continued)

Shares								Value
RIGHT/WARRANT - 0.0%† of Net Assets
Real Estate Management & Development - 0.0%†
1+(a)	Fujian Thai Hot Investment Co., Ltd. 10/13/27							$ 450
	Total Real Estate Management & Development							$ 450
TOTAL RIGHT/WARRANT
	(Cost $0)							$ 450
Number of Contracts	Description	Counterparty		Amount		Strike Price	Expiration Date	Value
OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%
3,182^(j)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(l)	10/23/22	$ –
3,182^(k)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(l)	10/23/22	–
$ –
TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $0)							$ –
OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED - 0.0%†
400,000	Put EUR Call USD	Bank of America NA	EUR	3,554	EUR	1.15	2/15/22	$ 4,005

TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED
	(Premiums paid $3,554)							$ 4,005
TOTAL OPTIONS PURCHASED
	(Premiums paid $3,554)							$ 4,005

TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 115.1%
	(Cost $49,569,176)							$ 50,142,465
Shares				Dividend Income		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
AFFILIATED ISSUER - 1.9%
CLOSED-END FUND - 1.9% of Net Assets
97,089(m)	Pioneer ILS Interval Fund			$ –		$ –	$ 9,709	$ 833,996
TOTAL CLOSED-END FUND
	(Cost $998,388)							$ 833,996
TOTAL INVESTMENTS IN AFFILIATED ISSUER – 1.9%
	(Cost $998,388)							$ 833,996
Number of Contracts	Description	Counterparty		Amount		Strike Price	Expiration Date	Value

OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN – (0.0)%†
(400,000)	Call EUR Put USD	Bank of America NA	EUR	3,554	EUR	1.20	2/15/22	$ (1,183)

TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN
	(Premiums received $(3,554))							$ (1,183)

	OTHER ASSETS AND LIABILITIES – (17.0)%							$ (7,393,396)
	NET ASSETS – 100.0%							$ 43,581,882

bps	Basis Points.
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30-35 Days.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2021, the value of these securities amounted to $18,204,470, or 41.8% of net assets.
(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*	Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2021.
+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers). See Notes to Financial Statements — Note 1A.
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2021.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at September 30, 2021.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2021.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.

Schedule of Investments I 9/30/21 (unaudited) (continued)

(i)	Issued as preference shares.
(j)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(k)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 14.5 Billion.
(l)	Strike price is 1 Mexican Peso (MXN).
(m)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc., (the “Adviser”).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2018	6/26/2018	$ 7,639	$ 306
Lorenz Re 2019	7/10/2019	6,495	1,601
Total Restricted Securities			$ 1,907
% of Net assets			0.0%†

† Amount rounds to less than 0.1%.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	310,000	USD	(228,535)	Bank of America NA	11/24/21	$ (4,357)
EGP	795,790	USD	(49,597)	Bank of America NA	11/24/21	366
NOK	1,850,000	EUR	(182,354)	Bank of America NA	1/10/22	(229)
NOK	1,890,000	USD	(213,851)	Bank of America NA	11/4/21	2,342
PLN	825,000	EUR	(179,692)	Bank of America NA	11/23/21	(1,036)
PLN	900,000	USD	(228,938)	Bank of America NA	11/24/21	(2,786)
SGD	271	USD	(202)	Bank of America NA	12/3/21	(2)
USD	734,475	EUR	(625,000)	Bank of America NA	11/24/21	9,809
SGD	299,729	USD	(223,102)	Bank of New York Mellon Corp.	12/3/21	(2,441)
EUR	805,000	USD	(948,606)	Brown Brothers Harriman & Co.	10/27/21	(15,757)
GHS	600,000	USD	(96,389)	Citibank NA	11/30/21	922
SEK	674	USD	(78)	Citibank NA	10/28/21	(1)
USD	33,117	EUR	(28,000)	Citibank NA	11/24/21	652
USD	152,093	EUR	(130,000)	Citibank NA	12/21/21	1,251
USD	279,586	MXN	(5,651,000)	Citibank NA	10/28/21	6,680
AUD	587,000	USD	(422,235)	Goldman Sachs International	11/24/21	2,257
INR	16,900,000	USD	(224,701)	Goldman Sachs International	10/28/21	2,521
SEK	2,140,000	EUR	(210,399)	Goldman Sachs International	12/3/21	501
KRW	260,950,000	USD	(223,359)	HSBC Bank USA NA	12/2/21	(3,139)
PEN	790,000	USD	(191,911)	HSBC Bank USA NA	11/24/21	(1,012)
SEK	2,549,326	USD	(295,129)	HSBC Bank USA NA	10/28/21	(3,942)
USD	479,505	CNY	(3,100,000)	HSBC Bank USA NA	11/4/21	(251)
USD	16,392	IDR	(240,000,000)	HSBC Bank USA NA	11/30/21	(277)
EGP	4,210	USD	(263)	JPMorgan Chase Bank NA	11/24/21	1
NOK	1,850,000	EUR	(180,804)	JPMorgan Chase Bank NA	10/5/21	2,234
USD	458,252	EUR	(390,000)	State Street Bank & Trust Co.	12/21/21	5,726
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$ 32

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
2	U.S. 2 Year Note (CBT)	12/31/21	$ 440,375	$ 440,109	$ (266)
1	U.S. 5 Year Note (CBT)	12/31/21	123,601	122,742	(859)
7	U.S. Ultra Bond (CBT)	12/21/21	1,370,899	1,337,438	(33,461)
			$ 1,934,875	$ 1,900,289	$ (34,586)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
25	Euro-Bund	12/8/21	$ (4,982,544)	$ (4,917,563)	$ 64,981
4	U.S. 10 Year Note (CBT)	12/21/21	(529,093)	(526,437)	2,656
9	U.S. 10 Year Note (CBT)	12/21/21	(1,329,250)	(1,307,250)	22,000
3	U.S. Long Bond (CBT)	12/21/21	(488,109)	(477,656)	10,453
			$ (7,328,996)	$ (7,228,906)	$ 100,090

TOTAL FUTURES CONTRACTS			$ (5,394,121)	$ (5,328,617)	$ 65,504

Schedule of Investments I 9/30/21 (unaudited) (continued)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)		Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
830,000	North America High Yield Series 35	Receive		5.00%	12/20/26	$ 78,933	$ (392)	$ 78,541
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION						$ 78,933	$ (392)	$ 78,541

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
70,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	$ (2,645)	$ 6,329	$ 3,684
15,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(602)	1,391	789
25,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(972)	2,295	1,323
45,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(1,975)	4,343	2,368
25,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(1,317)	2,633	1,316
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$ (7,511)	$ 16,991	$ 9,480

OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACT - SELL PROTECTION
Notional Amount	Counterprty	Obligation Reference/Index	Pay/ Receive(2)	Coupon	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
8,930,000	JPMorgan Chase Bank NA	TRS China Government Bond	Receive	5.00%	11/19/30	$ 1,388,664	$ 49,878	$ 1,438,542
TOTAL OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACT - SELL PROTECTION						$ 1,388,664	$ 49,878	$ 1,438,542
TOTAL SWAP CONTRACTS						$ 1,460,086	$ 66,477	$ 1,526,563

(1)		The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)		Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
CNY	-	China Yuan Renminbi
EGP	-	Egyptian Pound
EUR	-	Euro
GHS	-	Ghanaian Cedi
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

Schedule of Investments I 9/30/21 (unaudited) (continued)

The following is a summary of the inputs used as of September 30, 2021, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Paper & Forest Products	$ –	$ 12	$ –	$ 12
All Other Common Stocks	3,495	–	–	3,495
Convertible Preferred Stock	846,222	–	–	846,222
Asset Backed Securities	–	2,091,107	–	2,091,107
Collateralized Mortgage Obligations	–	4,750,023	–	4,750,023
Commercial Mortgage-Backed Securities	–	2,952,841	–	2,952,841
Convertible Corporate Bonds	–	374,493	–	374,493
Corporate Bonds	–	13,354,047	–	13,354,047
Foreign Government Bonds	–	2,816,140	–	2,816,140
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	1,907	1,907
Senior Secured Floating Rate Loan Interests	–	427,560	–	427,560
U.S. Government and Agency Obligations	–	22,520,163	–	22,520,163
Right/Warrant	–	–	450	450
Over The Counter (OTC) Call Option Purchased	–	–*	–	–*
Over The Counter (OTC) Currency Put Option Purchased	–	4,005	–	4,005
Affiliated Closed-End Fund	–	833,996	–	833,996
Total Investments in Securities	$ 849,717	$ 50,124,387	$ 2,357	$ 50,976,461
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$ –	$ (1,183)	$ –	$ (1,183)
Net unrealized appreciation on forward foreign currency exchange contracts	–	32	–	32
Net unrealized appreciation on futures contracts	65,504	–	–	65,504
Swap contracts, at value	–	1,526,563	–	1,526,563
Total Other Financial Instruments	$ 65,504	$ 1,525,412	$ –	$ 1,590,916

* Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Insurance-Linked Securities	Rights/ Warrants	Total
Balance as of 12/31/20	$1,832	$--	$1,832
Realized gain (loss)	--	--	--
Change in unrealized appreciation (depreciation)	1,833	450	2,283
Accrued discounts/premiums	--	--	--
Purchases	--	--	--
Sales	(1,758)	--	(1,758)
Transfers in to Level 3*	--	--	--
Transfers out of Level 3*	--	--	--
Balance as of 9/30/21	$1,907	$450	$2,357

* Transfers are calculated on the beginning of period values. For the nine months ended September 30, 2021, there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2021: $2,283.

Pioneer Strategic Income VCT Portfolio | 9/30/21